Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 42,172	¥ 29,717
Payables under securities lending transactions	1,212	1,097
Obligations to return securities received as collateral	6,892	6,826
Total	50,276	37,640
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	13,280	7,486
Payables under securities lending transactions	577	359
Obligations to return securities received as collateral	3,956	4,199
Total	17,813	12,044
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	17,618	14,116
Payables under securities lending transactions	9	11
Obligations to return securities received as collateral	1,122	1,017
Total	18,749	15,144
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	657	745
Payables under securities lending transactions	70	68
Obligations to return securities received as collateral	400	330
Total	1,127	1,143
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	9,650	6,720
Payables under securities lending transactions	0	1
Obligations to return securities received as collateral	0	0
Total	9,650	6,721
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	552	276
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	46	2
Total	598	278
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	367	360
Payables under securities lending transactions	556	641
Obligations to return securities received as collateral	1,368	1,278
Total	2,291	2,279
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	48	14
Payables under securities lending transactions	0	17
Obligations to return securities received as collateral	0	0
Total	¥ 48	¥ 31